Share-based Payment - Schedule of Weighted Average Exercise Price and Weighted Remaining Contractual Life for Outstanding Warrants (Detail)	12 Months Ended
Dec. 31, 2022 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Warrants, Outstanding	6,864,011
Weighted Average Exercise, Outstanding	€ 81.30
Weighted Average Life, Granted	77 months
Granted in 2012 to 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2012-2018
Number of Warrants, Granted | shares	3,052,158
Weighted Average Exercise, Granted	€ 33.64
Weighted Average Life, Granted	53 months
Granted In 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2019
Number of Warrants, Granted	1,051,611
Weighted Average Exercise, Granted	€ 96.69
Weighted Average Life, Granted	81 months
Granted In 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2020
Number of Warrants, Granted	1,190,212
Weighted Average Exercise, Granted	€ 138.41
Weighted Average Life, Granted	93 months
Granted In 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2021
Number of Warrants, Granted	1,222,948
Weighted Average Exercise, Granted	€ 121.87
Weighted Average Life, Granted	106 months
Granted In 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2022
Number of Warrants, Granted	347,082
Weighted Average Exercise, Granted	€ 100.56
Weighted Average Life, Granted	114 months